Taxation - Summary of Movements of Temporary Differences (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	€ 570	€ 722
Acquisitions / divestments	(3,043)	0
Recognized in Profit or loss	(87)	(859)
Ending Balance, Net deferred tax assets	(1,661)	570
DTA	523	570	€ 4,573
DTL	(2,184)	0	€ (3,851)
Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	570	722
Acquisitions / divestments	(3,043)	0
Recognized in Profit or loss	486	(152)
Recognized in Equity	326	0
Ending Balance, Net deferred tax assets	(1,661)	570
DTA	13,637	8,686
DTL	(15,298)	(8,116)
Consolidation, Eliminations
Changes in deferred tax liability (asset) [abstract]
DTA	(13,114)	(8,116)
DTL	13,114	8,116
Property, plant and equipment | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	281	880
Acquisitions / divestments	0	0
Recognized in Profit or loss	245	(599)
Recognized in Equity	0	0
Ending Balance, Net deferred tax assets	526	281
DTA	981	928
DTL	(455)	(647)
Intangible assets | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	0	(73)
Acquisitions / divestments	(2,242)	0
Recognized in Profit or loss	460	73
Recognized in Equity	0	0
Ending Balance, Net deferred tax assets	(1,782)	0
DTA	0	0
DTL	(1,782)	0
Right-of-use assets | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	(7,469)	(3,459)
Acquisitions / divestments	(484)	0
Recognized in Profit or loss	(4,132)	(4,010)
Recognized in Equity	0	0
Ending Balance, Net deferred tax assets	(12,085)	(7,469)
DTA	0	0
DTL	(12,085)	(7,469)
Trade and other receivables | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	0	0
Acquisitions / divestments	396	0
Recognized in Profit or loss	53	0
Recognized in Equity	0	0
Ending Balance, Net deferred tax assets	449	0
DTA	449	0
DTL	0	0
Inventories | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	0	0
Acquisitions / divestments	0	0
Recognized in Profit or loss	0	0
Recognized in Equity	0	0
Ending Balance, Net deferred tax assets	0	0
DTA	0	0
DTL	0	0
Non-current lease liabilities | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	4,826	1,719
Acquisitions / divestments	441	0
Recognized in Profit or loss	4,048	3,107
Recognized in Equity	0	0
Ending Balance, Net deferred tax assets	9,315	4,826
DTA	9,315	4,826
DTL	0	0
Current lease liabilities | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	1,706	482
Acquisitions / divestments	43	0
Recognized in Profit or loss	85	1,224
Recognized in Equity	0	0
Ending Balance, Net deferred tax assets	1,834	1,706
DTA	1,834	1,706
DTL	0	0
Provisions | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	0	(63)
Acquisitions / divestments	101	0
Recognized in Profit or loss	8	63
Recognized in Equity	(2)	0
Ending Balance, Net deferred tax assets	107	0
DTA	107	0
DTL	0	0
Trade and other payables | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	561	(49)
Acquisitions / divestments	0	0
Recognized in Profit or loss	(193)	610
Recognized in Equity	0	0
Ending Balance, Net deferred tax assets	368	561
DTA	374	561
DTL	(6)	0
Investments in equity securities | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	0
Acquisitions / divestments	(1,298)
Recognized in Profit or loss	0
Recognized in Equity	328
Ending Balance, Net deferred tax assets	(970)	0
DTA	0
DTL	(970)
Net operating losses | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	665	859
Acquisitions / divestments	0	0
Recognized in Profit or loss	(88)	(194)
Recognized in Equity	0	0
Ending Balance, Net deferred tax assets	577	665
DTA	577	665
DTL	0	0
Interest carry forward | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	0	426
Acquisitions / divestments	0	0
Recognized in Profit or loss	0	(426)
Recognized in Equity	0	0
Ending Balance, Net deferred tax assets	0	0
DTA	0	0
DTL	€ 0	€ 0